Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Schedule of estimated useful lives of the Property and equipment, net

Estimated useful life
Office furniture and equipment	3 years
Computer equipment	3 years
Servers and network equipment	3 years
Vehicles	4 years
Building	20 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Schedule of estimated useful lives of intangible assets

Estimated useful life
Technology	8.5 years
Customer relationship	3~5.5 years
Non-compete agreement	5.5 years
Software	3 years
Brand	8 years
License	15 years

Schedule of financial instruments measured at fair value on recurring basis

Fair value measurement at reporting date using
		Quoted Prices in Active	Significant Other	Significant
	Fair value as of	Markets for Identical Assets	Observable	Unobservable
Description	December 31, 2018	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments (Note 3 (i)):

Wealth management products	78,462	—	78,462	—

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active	Significant Other	Significant
	as of December 31,	Markets for Identical Assets	Observable Inputs	Unobservable Inputs
Description	2019	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Restricted cash, time deposit and investment (Note 6)
Long-term wealth management products	38,200	—	38,200	—